Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Short-term bank deposits	R$ 2,039,952	R$ 761,044
Short-term investments	859,108	1,068,053
Cash and cash equivalents	R$ 2,899,060	R$ 1,829,097	R$ 1,794,362	R$ 1,640,065